Other Current Assets (Tables)	6 Months Ended
Feb. 29, 2020
Other Current Assets [Abstract]
Schedule of Other Current Assets
	February 29, 2020	August 31, 2019
Prepaid expenses	86	108
Deferred commission costs(1)	61	59
Wireless handset receivables(2)	121	124
	268	291
(1)	Costs incurred to obtain or fulfill a contract with a customer are capitalized and subsequently amortized as an expense over the average life of a customer.
(2)	As described in the revenue and expenses accounting policy detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2019, these amounts relate to the current portion of wireless handset receivables.